Other Accounts Payable - Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumption of discount rates [member]
Discount Rate Sensitivity Analysis [Abstract]
Effect of an increase of %	0.50%	0.50%	0.50%
Effect of a decrease of %	0.50%	0.50%	0.50%
Salary Increase Rate Sensitivity Analysis [Abstract]
Effect of an increase of %	0.50%	0.50%	0.50%
Effect of a decrease of %	0.50%	0.50%	0.50%
Actuarial assumption of expected rates of salary increases [member]
Discount Rate Sensitivity Analysis [Abstract]
Effect of an increase of %	0.50%	0.50%	0.50%
Effect of a decrease of %	0.50%	0.50%	0.50%
Salary Increase Rate Sensitivity Analysis [Abstract]
Effect of an increase of %	0.50%	0.50%	0.50%
Effect of a decrease of %	0.50%	0.50%	0.50%
Defined Benefit Obligation impact [Member] | Actuarial assumption of discount rates [member] | Increase in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	S/ (119)	S/ (110)	S/ (121)
Defined benefit obligation	(119)	(110)	(121)
Defined Benefit Obligation impact [Member] | Actuarial assumption of discount rates [member] | Decrease in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	129	119	131
Defined benefit obligation	129	119	131
Defined Benefit Obligation impact [Member] | Actuarial assumption of expected rates of salary increases [member] | Increase in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	107	83	87
Defined benefit obligation	107	83	87
Defined Benefit Obligation impact [Member] | Actuarial assumption of expected rates of salary increases [member] | Decrease in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	(58)	(49)	(48)
Defined benefit obligation	(58)	(49)	(48)
Current Service Cost impact [Member] | Actuarial assumption of discount rates [member] | Increase in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	(11)	(9)	(12)
Defined benefit obligation	(11)	(9)	(12)
Current Service Cost impact [Member] | Actuarial assumption of discount rates [member] | Decrease in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	12	11	13
Defined benefit obligation	12	11	13
Current Service Cost impact [Member] | Actuarial assumption of expected rates of salary increases [member] | Increase in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	16	12	13
Defined benefit obligation	16	12	13
Current Service Cost impact [Member] | Actuarial assumption of expected rates of salary increases [member] | Decrease in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	8	6	6
Defined benefit obligation	S/ 8	S/ 6	S/ 6